Residential REIT ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Real Estate - 98.4%(a)
American Homes 4 Rent - Class A - REIT	11,408	$363,231
Apartment Investment and Management Co. - Class A - REIT	60,466	256,980
AvalonBay Communities, Inc. - REIT	1,998	365,634
Camden Property Trust - REIT	3,331	349,822
Centerspace - REIT	5,370	366,610
Diversified Healthcare Trust - REIT	66,316	500,023
Elme Communities - REIT	124,413	269,976
Equity LifeStyle Properties, Inc. - REIT	5,828	368,854
Equity Residential - REIT	5,905	386,069
Essex Property Trust, Inc. - REIT	1,426	375,337
Extra Space Storage, Inc. - REIT	2,532	362,912
Independence Realty Trust, Inc. - REIT	20,629	336,459
Invitation Homes, Inc. - REIT	13,449	386,928
Mid-America Apartment Communities, Inc. - REIT	2,657	343,231
Millrose Properties, Inc. - Class A - REIT	11,559	354,515
NexPoint Residential Trust, Inc. - REIT	11,567	334,171
Public Storage - REIT	1,271	384,414
Sun Communities, Inc. - REIT	2,839	362,938
UDR, Inc. - REIT	9,839	357,549
UMH Properties, Inc. - REIT	22,252	346,019
Ventas, Inc. - REIT	4,725	415,138
Veris Residential, Inc. - REIT	24,054	456,304
Welltower, Inc. - REIT	1,907	414,467
		8,457,581

TOTAL COMMON STOCKS (Cost $8,776,236)		8,457,581

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	135,854	135,854

TOTAL SHORT-TERM INVESTMENTS (Cost $135,854)		135,854

TOTAL INVESTMENTS - 100.0% (Cost $8,912,090)		$8,593,435
Liabilities in Excess of Other Assets - 0.0%(c)		(3,283)
TOTAL NET ASSETS - 100.0%		$8,590,152

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.